Earnings per share - Summary of earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Profit attributable to ordinary equity holders of the parent	£ 4,274	£ 5,023	£ 6,205
Basic weighted average number of shares in issue (in shares)	15,445	16,333	16,985
Number of potential ordinary shares (in shares)	450	534	435
Diluted weighted average number of shares (in shares)	15,895	16,867	17,420
Basic earnings per ordinary share (in GBP per share)	£ 0.277	£ 0.308	£ 0.365
Diluted earnings per ordinary share (in GBP per share)	£ 0.269	£ 0.298	£ 0.356